Quarterly Holdings Report
for
Fidelity® MSCI Communication Services Index ETF
October 31, 2020
T09-QTLY-1220
1.9584819.106

Schedule of Investments October 31, 2020 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES – 13.0%
Alternative Carriers – 3.5%
Anterix, Inc. (a)	7,338	$ 234,229
Bandwidth, Inc. Class A (a)	11,484	1,841,517
CenturyLink, Inc.	330,350	2,847,617
Cogent Communications Holdings, Inc.	27,398	1,528,808
GCI Liberty, Inc. Class A (a)	38,759	3,148,394
Globalstar, Inc. (a)	440,880	132,264
Iridium Communications, Inc. (a)	77,017	2,034,019
Liberty Global PLC Class A (a)	94,981	1,802,739
Liberty Global PLC Class C (a)	136,938	2,555,263
Liberty Latin America Ltd. Class A (a)	28,786	282,103
Liberty Latin America Ltd. Class C (a)	100,266	974,585
Vonage Holdings Corp. (a)	149,813	1,585,022
		18,966,560
Integrated Telecommunication Services – 9.5%
AT&T, Inc.	827,135	22,349,188
ATN International, Inc.	7,364	329,171
Cincinnati Bell, Inc. (a)	30,052	452,282
Consolidated Communications Holdings, Inc.	46,993	219,457
Verizon Communications, Inc.	500,488	28,522,811
		51,872,909
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		70,839,469
ENTERTAINMENT – 16.9%
Interactive Home Entertainment – 5.1%
Activision Blizzard, Inc.	153,910	11,655,604
Electronic Arts, Inc. (a)	62,836	7,529,638
Glu Mobile, Inc. (a)	92,199	660,145
Take-Two Interactive Software, Inc. (a)	29,666	4,595,857
Zynga, Inc. Class A (a)	345,523	3,106,252
		27,547,496
Movies & Entertainment – 11.8%
AMC Entertainment Holdings, Inc. Class A	35,029	82,668
Cinemark Holdings, Inc.	72,459	593,439
IMAX Corp. (a)	33,153	382,254
Liberty Media Corp-Liberty Braves Class A (a)	5,463	113,084
Liberty Media Corp-Liberty Braves Class C (a)	22,078	451,937
Liberty Media Corp-Liberty Formula One Class C (a)	77,721	2,808,060
Lions Gate Entertainment Corp. Class A (a)	38,345	256,912
Lions Gate Entertainment Corp. Class B (a)	75,486	473,297
Live Nation Entertainment, Inc. (a)	58,600	2,859,680
Madison Square Garden Entertainment Corp. (a)	10,080	655,200

	Shares	Value

Madison Square Garden Sports Corp. Class A (a)	10,094	$ 1,429,714
Netflix, Inc. (a)	50,751	24,144,281
Roku, Inc. (a)	27,807	5,628,137
The Marcus Corp.	13,760	100,861
The Walt Disney Co.	192,434	23,332,622
World Wrestling Entertainment, Inc. Class A	29,968	1,089,636
		64,401,782
TOTAL ENTERTAINMENT		91,949,278
INTERACTIVE MEDIA & SERVICES – 48.9%
Interactive Media & Services – 48.9%
Alphabet, Inc. Class A (a)	39,532	63,888,061
Alphabet, Inc. Class C (a)	39,995	64,832,295
ANGI Homeservices, Inc. Class A (a)	46,246	490,208
Cargurus, Inc. (a)	53,665	1,069,543
Cars.com, Inc. (a)	43,504	321,495
Eventbrite, Inc. Class A (a)	31,952	294,917
EverQuote, Inc. Class A (a)	4,550	152,379
Facebook, Inc. Class A (a)	355,723	93,594,279
IAC/InterActiveCorp (a)	18,533	2,237,304
Liberty TripAdvisor Holdings, Inc. Class A (a)	48,526	86,376
Match Group, Inc. (a)	62,926	7,348,498
Pinterest, Inc. Class A (a)	137,396	8,099,494
QuinStreet, Inc. (a)	30,435	487,112
Snap, Inc. Class A (a)	225,568	8,885,124
TripAdvisor, Inc.	63,892	1,220,976
TrueCar, Inc. (a)	63,203	275,565
Twitter, Inc. (a)	176,015	7,279,980
Yelp, Inc. (a)	46,514	914,930
Zillow Group, Inc. Class C (a)	53,266	4,720,433
TOTAL INTERACTIVE MEDIA & SERVICES		266,198,969
MEDIA – 18.1%
Advertising – 1.5%
Boston Omaha Corp. Class A (a)	10,066	160,855
Cardlytics, Inc. (a)	15,012	1,108,186
Clear Channel Outdoor Holdings, Inc. (a)	229,239	204,940
National CineMedia, Inc.	42,112	83,592
Omnicom Group, Inc.	63,058	2,976,337
TechTarget, Inc. (a)	15,520	679,776
The Interpublic Group of Cos., Inc.	153,863	2,783,382
		7,997,068
Broadcasting – 3.7%
AMC Networks, Inc. Class A (a)	17,587	373,724
Discovery, Inc. Class A (a)	95,020	1,923,205
Discovery, Inc. Class C (a)	131,368	2,406,662
Fox Corp. Class A	108,888	2,887,710
Fox Corp. Class B (a)	82,130	2,146,878
Gray Television, Inc. (a)	57,620	730,622

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Common Stocks – continued
	Shares	Value
MEDIA – continued
Broadcasting – continued
Hemisphere Media Group, Inc. (a)	11,382	$ 89,007
iHeartMedia, Inc. Class A (a)	38,573	317,070
Nexstar Media Group, Inc. Class A	26,318	2,168,603
Sinclair Broadcast Group, Inc. Class A	32,643	606,507
TEGNA, Inc.	134,419	1,617,060
The E.W. Scripps Co. Class A	31,604	286,964
ViacomCBS, Inc. Class B	165,554	4,729,878
		20,283,890
Cable & Satellite – 11.7%
Altice USA, Inc. Class A (a)	113,614	3,061,897
Cable One, Inc.	1,772	3,068,856
Charter Communications, Inc. Class A (a)	27,985	16,897,903
Comcast Corp. Class A	567,700	23,979,648
DISH Network Corp. Class A (a)	93,828	2,391,676
Liberty Broadband Corp. Class A (a)	15,856	2,228,561
Liberty Broadband Corp. Class C (a)	29,300	4,152,103
Liberty Media Corp-Liberty SiriusXM Class A (a)	56,278	1,945,530
Liberty Media Corp-Liberty SiriusXM Class C (a)	72,088	2,494,245
Loral Space & Communications Ltd.	7,908	137,678
MSG Networks, Inc. Class A (a)	25,841	231,019
Sirius XM Holdings, Inc.	479,702	2,748,692
WideOpenWest, Inc. (a)	33,380	166,566
		63,504,374
Publishing – 1.2%
John Wiley & Sons, Inc. Class A	28,995	897,685
Meredith Corp.	26,206	288,266
News Corp. Class A	194,761	2,557,212
Scholastic Corp.	19,105	377,515
The New York Times Co. Class A	65,499	2,597,690
Tribune Publishing Co.	8,777	100,585
		6,818,953
TOTAL MEDIA		98,604,285

	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES – 2.8%
Wireless Telecommunication Services – 2.8%
Boingo Wireless, Inc. (a)	27,640	$ 258,157
Shenandoah Telecommunications Co.	30,872	1,346,637
Telephone & Data Systems, Inc.	63,101	1,072,717
T-Mobile US, Inc. (a)	113,756	12,464,245
United States Cellular Corp. (a)	8,715	253,781
TOTAL WIRELESS TELECOMMUNICATION SERVICES		15,395,537
TOTAL COMMON STOCKS (Cost $472,011,609)		542,987,538
Money Market Fund – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (b) (Cost $828,000)	828,000	828,000
TOTAL INVESTMENT IN SECURITIES – 99.8% (Cost $472,839,609)		543,815,538
NET OTHER ASSETS (LIABILITIES) (c) – 0.2%		852,826
NET ASSETS – 100.0%		$ 544,668,364

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $121,500 of cash collateral to cover margin requirements for futures contracts.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 400 Index Future Contracts	1	December 2020	$ 189,560	$ (8,322)	$ (8,322)
CME E-mini S&P Communication Service Select Sector Index	18	December 2020	1,392,975	(14,483)	(14,483)
Total Equity Index Contracts					$ (22,805)
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
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Schedule of Investments (Unaudited)–continued
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.
For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
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